Summary of significant accounting policies - Basis of preparation (Details)	12 Months Ended
	Jun. 30, 2022 GBP (£) item	Jun. 30, 2022 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)
COVID-19 pandemic
Number of domestic games played instead of overseas tour | item	4
Number of home domestic games played instead of overseas tour | item	2
Cash resources	£ 121,223,000		£ 110,658,000
Borrowings	636,122,000		530,236,000
Senior secured notes
COVID-19 pandemic
Notional amount | $		$ 425,000,000		$ 425,000,000
Borrowings	347,173,000		304,474,000
Secured term loan facility
COVID-19 pandemic
Notional amount | $		$ 225,000,000		$ 225,000,000
Borrowings	183,192,000		160,575,000
Revolving facilities
COVID-19 pandemic
Undrawn borrowing facilities	200,000,000		140,000,000
Borrowings	£ 100,000,000		£ 60,000,000